FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2015 Activity (Details) - USD ($)				12 Months Ended
	May 29, 2015	Apr. 01, 2015	Jan. 22, 2015	Dec. 31, 2017	Mar. 28, 2017	Mar. 21, 2017	Feb. 20, 2015
Debt Instrument [Line Items]
Unamortized discounts				$ 308,000,000
Series A-3 Tranche A Term Loan Facility
Debt Instrument [Line Items]
Amount borrowed			$ 250,000,000
Incremental Term Loan Facilities
Debt Instrument [Line Items]
Debt issuance cost		$ 85,000,000
Unamortized discounts		21,000,000
Series A-4 Tranche A Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,000,000,000.00
Quarterly amortization rate, year one		5.00%
Quarterly amortization rate, year two		10.00%
Quarterly amortization rate, year three		20.00%
Series A-4 Tranche A Term Loan Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Margins		0.75%
Series A-4 Tranche A Term Loan Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Margins		1.25%
Series A-4 Tranche A Term Loan Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Margins		1.75%
Series A-4 Tranche A Term Loan Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Margins		2.25%
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,150,000,000.00				$ 3,060,000,000
Debt issuance cost						$ 38,000,000
Quarterly amortization rate, year one		1.00%
Series F Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins				2.50%
Variable rate floor (as a percent)		1.75%
Series F Tranche B Term Loan Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Margins		2.00%
Series F Tranche B Term Loan Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Margins		2.25%
Series F Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins				3.50%
Variable rate floor (as a percent)		0.75%		0.75%
Series F Tranche B Term Loan Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Margins		3.00%
Series F Tranche B Term Loan Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Margins		3.25%
Series D-2 Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins	1.75%
Variable rate floor (as a percent)	1.75%
Series D-2 Tranche B Term Loan Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread in future periods	1.75%
Series D-2 Tranche B Term Loan Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread in future periods	1.50%
Series D-2 Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins	2.75%
Variable rate floor (as a percent)	0.75%
Series D-2 Tranche B Term Loan Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread in future periods	2.75%
Series D-2 Tranche B Term Loan Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread in future periods	2.50%
Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,500,000,000.00		$ 1,190,000,000
Revolving credit facility | Base Rate | Minimum
Debt Instrument [Line Items]
Margins				2.25%
Revolving credit facility | Base Rate | Maximum
Debt Instrument [Line Items]
Margins				2.75%
Revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Margins				3.25%
Revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Margins				3.75%
Salix | Incremental Term Loan Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,150,000,000.00					$ 5,150,000,000.00